BROOKFIELD GLOBAL LISTED REAL ESTATE FUND
Schedule of Investments (Unaudited)
March 31, 2020

	Shares	Value
COMMON STOCKS - 99.8%
AUSTRALIA - 4.4%
Diversifed - 4.4%
Dexus	4,311,552	$23,892,923
Mirvac Group	5,104,884	6,485,735
Total Diversified		30,378,658
Total AUSTRALIA		30,378,658
CANADA - 3.4%
Industrial - 0.8%
Granite Real Estate Investment Trust	128,094	5,291,057
Office - 1.4%
Allied Properties Real Estate Investment Trust	316,718	10,068,900
Residential - 1.2%
Boardwalk Real Estate Investment Trust	514,702	8,379,040
Total CANADA		23,738,997
FRANCE - 1.0%
Office - 1.0%
Gecina SA	53,968	7,101,640
Total FRANCE		7,101,640
GERMANY - 6.0%
Office - 0.7%
alstria office REIT-AG	363,830	5,221,315
Residential - 5.3%
Deutsche Wohnen SE	467,382	17,713,189
Vonovia SE	381,880	18,996,069
Total Residential		36,709,258
Total GERMANY		41,930,573
HONG KONG - 6.1%
Diversified - 5.0%
CK Asset Holdings Ltd.	1,905,505	10,338,678
Sun Hung Kai Properties Ltd.	1,192,987	15,597,156
Swire Properties Ltd.	3,249,082	9,077,106
Total Diversified		35,012,940
Retail - 1.1%
Hang Lung Properties Ltd.	3,848,070	7,759,786
Total HONG KONG		42,772,726
JAPAN - 9.8%
Industrial - 4.4%
GLP J-REIT	12,449	14,116,485
LaSalle Logiport REIT	5,081	6,887,522
Mitsui Fudosan Logistics Park, Inc.	2,234	9,450,455
Total Industrial		30,454,462
Office - 5.4%
Invesco Office J-Reit, Inc.	58,805	7,789,488
MCUBS MidCity Investment Corp.	14,913	10,567,436
Mitsui Fudosan Company Ltd.	1,133,466	19,625,641
Total Office		37,982,565
Total JAPAN		68,437,027
SINGAPORE - 5.8%
Datacenters - 0.9%
Keppel DC REIT	3,960,271	6,355,884
Diversified - 2.6%
CapitaLand Ltd.	3,430,289	6,874,057
City Developments Ltd.	2,298,530	11,655,089
Total Diversified		18,529,146
Office - 2.3%
CapitaLand Commercial Trust	11,125,877	11,938,727
Keppel REIT	5,731,922	3,813,064
Total Office		15,751,791
Total SINGAPORE		40,636,821
SWEDEN - 1.1%
Diversified - 1.1%
Hufvudstaden AB	572,883	7,827,777
Total SWEDEN		7,827,777
UNITED KINGDOM - 5.8%
Industrial - 2.9%
Tritax Big Box REIT PLC	11,748,911	16,354,889
Tritax EuroBox PLC (e)	3,178,987	3,696,030
Total Industrial		20,050,919
Office - 2.0%
Derwent London PLC	351,692	14,206,703
Retail - 0.9%
Capital & Counties Properties PLC	1,437,993	2,927,271
Hammerson PLC	3,155,911	3,009,148
Total Retail		5,936,419
Total UNITED KINGDOM		40,194,041
UNITED STATES - 56.4%
Datacenters - 5.7%
CyrusOne, Inc.	245,733	15,174,013
Digital Realty Trust, Inc.	125,200	17,391,532
Equinix, Inc.	10,760	6,720,373
Total Datacenters		39,285,918
Healthcare - 6.7%
CareTrust REIT, Inc.	372,757	5,513,076
Healthpeak Properties, Inc.	373,879	8,917,014
Physicians Realty Trust	822,047	11,459,335
Welltower, Inc.	455,260	20,841,803
Total Healthcare		46,731,228
Hotel - 2.8%
Host Hotels & Resorts, Inc.	485,203	5,356,641
Park Hotels & Resorts, Inc.	837,529	6,624,855
Pebblebrook Hotel Trust	329,108	3,583,986
Ryman Hospitality Properties, Inc.	100,646	3,608,159
Total Hotel		19,173,641
Industrial - 10.5%
Americold Realty Trust	409,151	13,927,500
Duke Realty Corp.	280,677	9,088,321
Prologis, Inc.	627,249	50,412,002
Total Industrial		73,427,823
Manufactured Homes - 0.7%
Sun Communities, Inc.	40,705	5,082,019
Net Lease - 6.9%
Four Corners Property Trust, Inc.	348,520	6,520,809
MGM Growth Properties LLC	843,148	19,957,313
National Retail Properties, Inc.	325,135	10,466,096
VICI Properties, Inc.	683,518	11,373,739
Total Net Lease		48,317,957
Office - 6.5%
Boston Properties, Inc.	10,138	935,028
Cousins Properties, Inc.	260,028	7,611,019
Douglas Emmett, Inc.	418,271	12,761,448
Kilroy Realty Corp.	190,618	12,142,367
Vornado Realty Trust	333,979	12,093,380
Total Office		45,543,242
Residential - 10.7%
American Homes 4 Rent	160,790	3,730,328
AvalonBay Communities, Inc.	124,246	18,285,284
Equity Residential	387,180	23,892,878
Essex Property Trust, Inc.	57,974	12,768,193
Mid-America Apartment Communities, Inc.	156,360	16,109,771
Total Residential		74,786,454
Retail - 1.6%
Federal Realty Investment Trust	77,205	5,760,265
Retail Properties of America, Inc.	967,856	5,003,816
Total Retail		10,764,081
Self Storage - 4.3%
Public Storage	151,405	30,070,547
Total UNITED STATES		393,182,910
Total COMMON STOCKS
(Cost $814,655,113)		696,201,170
Total Investments - 99.8%
(Cost $814,655,113)		696,201,170
Other Assets in Excess of Liabilities - 0.2%		1,583,595
TOTAL NET ASSETS - 100.0%		$697,784,765

LLC - Limited Liability Company
(e) - Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers. As of March 31, 2020, the total value of all such securities was $3,696,030 or 0.5% of net assets.

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Fund’s Board of Trustees (the “Board”) has adopted procedures for the valuation of the Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s NAV may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Securities for which market prices are not readily available cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.
Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of March 31, 2020:

Brookfield Global Listed Real Estate Fund

Description	Level 1	Level 2	Level 3	Total
Common Stocks:
Australia	$-	$30,378,658	$-	$30,378,658
Canada	23,738,997	-	-	23,738,997
France	-	7,101,640	-	7,101,640
Germany	-	41,930,573	-	41,930,573
Hong Kong	-	42,772,726	-	42,772,726
Japan	-	68,437,027	-	68,437,027
Singapore	-	40,636,821	-	40,636,821
Sweden	-	7,827,777	-	7,827,777
United Kingdom	-	40,194,041	-	40,194,041
United States	393,182,910	-	-	393,182,910
Total	$416,921,907	$279,279,263	$-	$696,201,170

For further information regarding security characteristics of each Fund, see the Schedule of Investments.